Consolidated Statements Of Stockholder's Equity And Comprehensive Income (Loss) (USD $) In Millions		Common Stock [Member]		Treasury Stock [Member]		Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings/Accumulated Deficit) [Member]	Total
Beginning balances at Apr. 27, 2008		$ 2.1	[1]	$ (183.1)	[1]	$ 1,034.7	$ 8.2	$ 638.6	$ 1,500.5
Beginning balances, shares at Apr. 27, 2008	[1]	197.3		17.4
Net income (loss)								172.3	172.3
Other comprehensive income/(loss):
(Gain) loss on cash flow hedging instruments							(14.7)		(14.7)
Currency translation adjustment							(1.5)		(1.5)
Pension liability adjustment							(30.4)		(30.4)
Comprehensive income									125.7
Issuance of shares, shares	[1]	0.4
Issuance of shares						2.1			2.1
Dividends declared								(31.6)	(31.6)
Adoption of new benefit plan guidance								(0.9)	(0.9)
Stock option expense						8.9			8.9
Restricted stock units and amortization of unearned compensation						1.8			1.8
Ending balances at May. 03, 2009		2.1	[1]	(183.1)	[1]	1,047.5	(38.4)	778.4	1,606.5
Ending balances, shares at May. 03, 2009	[1]	197.7		17.4
Net income (loss)								244.3	244.3
Other comprehensive income/(loss):
(Gain) loss on cash flow hedging instruments							23.7		23.7
Currency translation adjustment							(5.4)		(5.4)
Pension liability adjustment							(39.7)		(39.7)
Comprehensive income									222.9
Issuance of shares, shares	[1]	1.5
Issuance of shares		0.1	[1]			12.2			12.3
Dividends declared								(39.6)	(39.6)
Tax benefit from stock options exercised						1.7			1.7
Stock option expense						9.9			9.9
Restricted stock units and amortization of unearned compensation						13.7			13.7
Ending balances at May. 02, 2010		2.2	[1]	(183.1)	[1]	1,085.0	(59.8)	983.1	1,827.4
Ending balances, shares at May. 02, 2010	[1]	199.2		17.4
Net income (loss)								222.8	222.8
Other comprehensive income/(loss):
(Gain) loss on cash flow hedging instruments							1.1		1.1
Currency translation adjustment							0.8		0.8
Pension liability adjustment							3.1		3.1
Comprehensive income									227.8
Repurchase of shares				(100.0)	[1]				(100.0)
Repurchase of shares, shares	[1]	(7.1)		7.1
Issuance of shares, shares	[1]	7.3
Issuance of shares		0.1	[1]			59.5			59.6
Dividends declared								(53.0)	(53.0)
Tax benefit from stock options exercised						34.4			34.4
Stock option expense						20.3			20.3
Restricted stock units and amortization of unearned compensation						25.0			25.0
Taxes remitted on behalf of employees for net share settlement of stock awards						(5.9)			(5.9)
Elimination of Predecessor equity in connection with the Merger		(2.3)	[1]	283.1	[1]	(1,218.3)	54.8	(1,152.9)	(2,035.6)
Elimination of Predecessor equity in connection with the merger, shares	[1]	(199.4)		(24.5)
Ending balances at Mar. 07, 2011			[1]		[1]
Ending balances, shares at Mar. 07, 2011	[1]
Capital contribution, net						1,584.0			1,584.0
Net income (loss)								(104.5)	(104.5)
Other comprehensive income/(loss):
Currency translation adjustment							0.4		0.4
Pension liability adjustment							5.1		5.1
Comprehensive income									(99.0)
Stock option expense						0.4			0.4
Ending balances at May. 01, 2011						$ 1,584.4	$ 5.5	$ (104.5)	$ 1,485.4

[1]	All amounts for common stock and treasury stock prior to the April 26, 2011 merger of DMFC into DMC relate to DMFC's stock. See Note 1.